Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2026
Equity Incentive Plan [Abstract]
Non-vested Restricted Shares Activity
A summary of the status of the Company’s non-vested restricted shares as of June 30, 2026, and the movement during the six months ended June 30, 2026, is presented below:
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2025	3,240,000	$5.81
Vested	(260,000)	$4.57
Non-vested, June 30, 2026	2,980,000	5.92